Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities (Details) - Financial Liabilities [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		$ 7,332,559	$ 6,194,223
Loans and financing		21,090,568	19,326,796
Estimated interest on loans and financing	[1]	21,305,246	11,408,904
Derivatives liabilities (assets)		270,781	266,066
Payments of leases		2,088,033	2,319,633
Commodity forward purchase contracts		27,920,967	33,528,723
Until 1 year [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		7,332,559	6,194,223
Loans and financing		833,085	2,084,225
Estimated interest on loans and financing	[1]	1,265,226	2,458,318
Derivatives liabilities (assets)		156,405	165,979
Payments of leases		354,887	377,769
Commodity forward purchase contracts		140,956	58,997
Between 2 and 3 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		249,115	1,046,253
Estimated interest on loans and financing	[1]	2,425,415	2,440,620
Derivatives liabilities (assets)		114,376	100,087
Payments of leases		520,701	797,268
Commodity forward purchase contracts		13,912,887	28,244,384
Between 4 and 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		794,458	1,688,693
Estimated interest on loans and financing	[1]	2,377,113	839,949
Derivatives liabilities (assets)
Payments of leases		351,036	326,928
Commodity forward purchase contracts		11,252,506	4,238,571
More than 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		19,213,910	14,507,625
Estimated interest on loans and financing	[1]	15,237,492	5,670,017
Derivatives liabilities (assets)
Payments of leases		861,409	817,668
Commodity forward purchase contracts		$ 2,614,618	$ 986,771

[1]	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2025 and December 31, 2024. Payments in foreign currencies are estimated using the December 31, 2025 and December 31, 2024 exchange rates.